Taxation	6 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Taxation
10.	Taxation

British Virgin Islands (“BVI”)

Helport AI Limited and its subsidiaries, Helport Limited and Helport BVI, were incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, Helport Limited is not subject to tax on income or capital gains. Additionally, upon payments of dividends by Helport AI Limited to its shareholders, no BVI withholding tax will be imposed.

Singapore

Helport Singapore is incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first $7,320 (SGD 10,000) taxable income and 50% of the next $139,072 (SGD 190,000) taxable income being exempted from income tax.

United States

Helport AI was incorporated in the United States and is subject to state income tax and federal income tax depending upon taxable income levels. It did not have taxable income and no income tax expense was provided for the six months ended December 31, 2024 and 2023.

The following table sets forth current and deferred portion of income tax expense of the Company’s subsidiaries:

	For the six months ended December 31,
	2024	2023
	(unaudited)	(unaudited)
Current income tax expense	$739,079	$1,279,314
Deferred income tax benefit	(63,827)	-
Total income tax expense	$675,252	$1,279,314

A reconciliation between the Group’s actual provision for income taxes and the provision at the Singapore statutory rate is as follows:

	For the six months ended December 31,
	2024	2023
	(unaudited)	(unaudited)
Income before income tax expenses	$1,742,146	$7,522,920
Income tax expenses at the Singapore statutory rate	296,165	1,278,896
Impact of different tax rates in other jurisdictions	391,841	13,330
Effect of preferential tax rate	(12,754)	(12,912)
Total income tax expense	$675,252	$1,279,314

The Group recognized US$332,626 and nil deferred tax liabilities as of December 31, 2024 and June 30, 2024 due to the temporary difference caused by the accelerated amortization of intangible assets required by Singapore Tax Policy. The Group did not recognize any deferred tax assets as of December 31, 2024 and June 30, 2024.

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024, the Group did not have any significant unrecognized uncertain tax positions. The Group does not believe that its uncertain tax benefits position will materially change over the next twelve months. As of December 31, 2024, income for tax returns for the tax years from 2021 to 2023 remain open for statutory examination.